EARNINGS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE
Basic earnings per share (“EPS”) is calculated by dividing net income (loss) attributable to Holdings common shareholders by the weighted-average number of common shares outstanding during the period. Diluted EPS is calculated by dividing the net income (loss) attributable to Holdings common shareholders, adjusted for the incremental dilution from AB, by the weighted-average number of common shares outstanding for the period plus the shares representing the dilutive effect of share-based awards.
On April 24, 2018, a 459.4752645-for-1 stock split of the common stock of Holdings was effected. All applicable share data, per share amounts and related information in the consolidated financial statements and notes thereto have been adjusted retroactively to give effect to the stock split.

The following table presents the reconciliation of the numerator for the basic and diluted net income per share calculations:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	(in millions)
Net income (loss) attributable to Holdings common shareholders:
Net income (loss) attributable to Holdings common shareholders (basic):	$(496)	$10	$(118)	$351
Less: Incremental dilution from AB(1)	—	—	—	—
Net income (loss) attributable to Holdings common shareholders (diluted):	$(496)	$10	$(118)	$351
____________________

(1)
The incremental dilution from AB represents the impact of AB’s dilutive units on the Company’s diluted earnings per share and is calculated based on the Company’s proportionate ownership interest in AB.

The following table presents the number of weighted average shares used in calculating basic and diluted earnings per common share:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	(in millions)
Weighted Average Shares:
Weighted average common stock outstanding for basic earnings per common share	560.3	561.0	560.8	561.0
Effect of dilutive securities:
Employee stock awards	—	—	—	—
Weighted average common stock outstanding for diluted earnings per common share	560.3	561.0	560.8	561.0

For the three and nine months ended September 30, 2018, approximately 3.8 million and 3.8 million shares of outstanding stock awards were not included in the computation of diluted earnings per share because their effect was anti-dilutive.
The following table presents both basic and diluted income (loss) per share for each period presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	(dollars per share)
Net income (loss) attributable to Holdings per common share:
Basic	$(0.89)	$0.02	$(0.21)	$0.63
Diluted	$(0.89)	$0.02	$(0.21)	$0.63

19)	EARNINGS PER SHARE

Basic earnings per share (“EPS”) is calculated by dividing net income (loss) attributable to Holdings common shareholders by the weighted-average number of common shares outstanding during the period. Diluted EPS is calculated by dividing the net income (loss) attributable to Holdings common shareholders adjusted for the incremental dilution from AB by the weighted-average number of common shares used in the basic EPS calculation.

On April 24, 2018, Holdings filed a Certificate of Amendment to amend Holdings’ Certificate of Incorporation in the State of Delaware, authorizing the issuance of 2,000,000,000 shares of common stock, par value $0.01 per share, and effecting a 459.4752645-for-1 common stock split. All applicable share data, per share amounts and related information in the consolidated financial statements and notes thereto have been adjusted retroactively to give effect to the 459.4752645-for-1 common stock split.

The following table presents the weighted average shares used in calculating basic and diluted earnings per common share:

	Years Ended December 31,
	2017	2016	2015
	(in millions)
Weighted Average Shares
Weighted average common stock outstanding for basic earnings per common share	561	561	561

Weighted average common stock outstanding for basic and diluted earnings per common share	561	561	561

The following table presents the reconciliation of the numerator for the basic and diluted net income per share calculations:

	Years Ended December 31,
	2017	2016	2015
	(in millions)
Net income (loss) attributable to Holdings common shareholders:
Net income (loss) attributable to Holdings common shareholders (basic):	$834	$1,254	$325
Less: Incremental dilution from AB(1)	$1	$—	$1
Net income (loss) attributable to Holdings common shareholders (diluted):	$833	$1,254	$324

(1)

The incremental dilution from AB represents the impact of AB’s dilutive units on the Company’s diluted earnings per share and is calculated based on the Company’s proportionate ownership interest in AB.

The following table presents both basic and diluted income (loss) per share for each period presented:

	Years Ended December 31,
	2017	2016	2015
	in dollar per share
Net income (loss) attributable to Holdings per common share:
Basic	$1.49	$2.24	$0.58
Diluted	$1.48	$2.24	$0.58